Convertible Debts Related Party	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 14 - CONVERTIBLE DEBTS - RELATED PARTY
Convertible debts – related party outstanding, net of debt discount of $12,835, on March 31, 2011	$21,615
Add: Amortization of debt discount	12,835
Less: convertible debt transferred from related party to third party - See Note 5	(14,000)
Convertible debts – related party outstanding, net of debt discount of $0, on March 31, 2012	20,450
Less: reclassification to third party convertible debt	(18,900)
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$1,550

These convertible debts were originally issued in March, and December 2010, respectively, bear an interest rate at 8% per annum, due in one year, and are convertible at $0.00001 per share. The debts are in default as of March 31, 2013.

As a result of the issuance of convertible debt to Asher Enterprise on March 29, 2012 and the reclassification of Asher Enterprise nonconvertible note to convertible note on August 7, 2012, the conversion option of all other related party convertible notes became tainted. Under ASC 815-15 “Derivatives and Hedging”, it should be reclassified from equity to liability. As a result of the full conversion of Asher convertible debts on March 26, 2013, the derivative treatment on these related party convertible notes ended and the derivative liabilities must be reclassified back to equity. See discussion in Note 7.